ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 29,968	$ 25,887
Assets classified as held for sale	19,716	10,291
Goodwill	38,664	35,730
Liabilities associated with assets classified as held for sale	(9,423)	(4,721)
Revenue of combined entity as if combination occurred at beginning of period		1,800
Profit (loss) of combined entity as if combination occurred at beginning of period		130
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	252	950
Accounts receivable and other	949	776
Other financial assets	148	649
Assets classified as held for sale		1,131
Inventory	218
Equity accounted investments	929
Property, plant and equipment	953	11,657
Identifiable intangible assets recognised as of acquisition date	3,018	1,632
Goodwill	1,316	3,899
Deferred income tax assets	3	60
Total assets	7,786	20,754
Accounts payable and other	759	3,855
Liabilities associated with assets classified as held for sale		(410)
Non-recourse borrowings	1,290	5,228
Deferred income tax liabilities	332	901
Non-controlling interests	36	3,019
Total liabilities	(2,417)	(13,413)
Identifiable assets acquired (liabilities assumed)	5,369	7,341
Consideration transferred, acquisition-date fair value	5,400
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	3
Accounts receivable and other	1
Other financial assets	2
Inventory	0
Equity accounted investments	0
Property, plant and equipment	118
Identifiable intangible assets recognised as of acquisition date	0
Goodwill	0
Total assets	124
Accounts payable and other	3
Non-recourse borrowings	0
Deferred income tax liabilities	0
Non-controlling interests	3
Total liabilities	(6)
Identifiable assets acquired (liabilities assumed)	118
Total | Asset management
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	120
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	84	553
Accounts receivable and other	647	443
Other financial assets	112	345
Assets classified as held for sale		861
Inventory	0
Equity accounted investments	929
Property, plant and equipment	502	7,439
Identifiable intangible assets recognised as of acquisition date	0	0
Goodwill	73	3,556
Deferred income tax assets		60
Total assets	2,347	13,257
Accounts payable and other	277	1,137
Liabilities associated with assets classified as held for sale		(340)
Non-recourse borrowings	652	4,736
Deferred income tax liabilities	0	437
Non-controlling interests	0	3,015
Total liabilities	(929)	(9,665)
Identifiable assets acquired (liabilities assumed)	1,418	3,592
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	91	393
Accounts receivable and other	57	283
Other financial assets	34	294
Assets classified as held for sale		270
Inventory	5
Equity accounted investments	0
Property, plant and equipment	124	4,141
Identifiable intangible assets recognised as of acquisition date	1,381	1,580
Goodwill	146	294
Deferred income tax assets		0
Total assets	1,838	7,255
Accounts payable and other	235	2,677
Liabilities associated with assets classified as held for sale		(70)
Non-recourse borrowings	638	478
Deferred income tax liabilities	213	454
Non-controlling interests	33	0
Total liabilities	(1,119)	(3,679)
Identifiable assets acquired (liabilities assumed)	719	3,576
Total | Private Equity and Other [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	74	4
Accounts receivable and other	244	50
Other financial assets	0	10
Assets classified as held for sale		0
Inventory	213
Equity accounted investments	0
Property, plant and equipment	209	77
Identifiable intangible assets recognised as of acquisition date	1,637	52
Goodwill	1,097	49
Deferred income tax assets		0	$ 3
Total assets	3,477	242
Accounts payable and other	244	41
Liabilities associated with assets classified as held for sale		0
Non-recourse borrowings	0	14
Deferred income tax liabilities	119	10
Non-controlling interests	0	4
Total liabilities	(363)	(69)
Identifiable assets acquired (liabilities assumed)	3,114	173
Neoen [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill		3,500
Consideration transferred, acquisition-date fair value	3,300	3,400
Revenue of combined entity as if combination occurred at beginning of period		579
Profit (loss) of combined entity as if combination occurred at beginning of period		15
Cyxtera [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction		554
Consideration transferred, acquisition-date fair value		803
Revenue of combined entity as if combination occurred at beginning of period		827
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 96
Geronimo | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	73
Consideration transferred, acquisition-date fair value	1,400
Revenue of combined entity as if combination occurred at beginning of period	10
Profit (loss) of combined entity as if combination occurred at beginning of period	24
Antylia | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Goodwill	395
Consideration transferred, acquisition-date fair value	1,300
Revenue of combined entity as if combination occurred at beginning of period	197
Profit (loss) of combined entity as if combination occurred at beginning of period	94
Chemelex | Private Equity and Other
Disclosure of detailed information about business combination [line items]
Goodwill	654
Consideration transferred, acquisition-date fair value	1,700
Revenue of combined entity as if combination occurred at beginning of period	302
Profit (loss) of combined entity as if combination occurred at beginning of period	51
Mantiqueira | Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	54
Consideration transferred, acquisition-date fair value	584
Revenue of combined entity as if combination occurred at beginning of period	67
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 21